Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Basic earnings per common share
Net income attributable to common shareholders		$ 2,778	$ 2,468	$ 2,313	$ 7,401	$ 5,179
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes				(22)		(22)
Net income attributable to common shareholders used to calculate basic earnings per common share (Basic)		$ 2,778	$ 2,468	$ 2,291	$ 7,401	$ 5,157
Weighted average number of common shares outstanding (Basic)		1,223	1,230	1,244	1,229	1,245
Basic earnings per common share	[1]	$ 2.27	$ 2.01	$ 1.84	$ 6.02	$ 4.14
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share (diluted)		$ 2,778	$ 2,468	$ 2,291	$ 7,401	$ 5,157
Dilutive impact of share-based payment options and others	[2]				(9)	(136)
Net income attributable to common shareholders (diluted)		$ 2,778	$ 2,468	$ 2,291	$ 7,392	$ 5,021
Weighted average number of common shares outstanding (diluted)		1,223	1,230	1,244	1,229	1,245
Dilutive impact of share-based payment options and others	[2]	3	2	1	3	5
Weighted average number of diluted common shares outstanding		1,226	1,232	1,245	1,232	1,250
Diluted earnings per common share	[1]	$ 2.27	$ 2	$ 1.84	$ 6	$ 4.02

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.